Convertible Notes Payable	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Convertible Notes Payable {1}
Convertible Notes Payable.

NOTE 8 – Convertible Notes Payable

As of June 30, 2018 and December 31, 2017, the Company’s convertible notes payable were as follows:

	Interest Rates	Term	June 30, 2018	December 31, 2017
Convertible Notes Payable	6% - 10%	0 - 8 months	$1,336,101	$1,026,995
Discount			(252,704)	(349,297)
Total			$1,083,397	$677,698

For the three months ended June 30, 2018 and 2017, interest expense on these notes, including amortization of the discount, was $365,011 and $58,107, respectively. For the six months ended June 30, 2018 and 2017, interest expense on these notes, including amortization of the discount, was $740,526 and $94,851, respectively.

The Company has determined that the conversion feature embedded in certain of the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt. The excess of the derivative value over the face amount of the note is recorded immediately to interest expense at inception. The Company recorded no interest expense for the three and six months ended June 30, 2018 and 2017, respectively, relating to the excess of derivative value over the face amount of convertible notes payable.

The Company recorded no interest expense for the three months ended June 30, 2018 and 2017, respectively, at the inception of certain convertible notes payable relating to the excess of the beneficial conversion feature over the face amount of the related convertible notes payable. The Company recorded $2,432,909 and $0 interest expense for the six months ended June 30, 2018 and 2017, respectively, at the inception of certain convertible notes payable relating to the excess of the beneficial conversion feature over the face amount of the related convertible notes payable.

As of December 31, 2017, June 30, 2017, and June 30, 2016, the Company’s convertible notes payable consisted of the following:

	Interest Rates	Term	December 31, 2017	June 30, 2017	June 30, 2016
Convertible notes payable	6% - 10%	0 - 2 years	$1,026,995	$1,115,000	$597,500
Discount			(349,297)	(381,747)	—
Total			$677,698	$733,253	$597,500

The convertible notes are convertible to shares of the Company’s common stock at $.005 to 50% of the market price, as defined in the agreements. For the six months ended December 31, 2017 and 2016, interest expense on these notes, including amortization of the discount, was $543,164 and $77,743, respectively. For the years ended June 30, 2017 and 2016, interest expense on these notes, including amortization of the discount, was $172,594 and $26,762, respectively.

The Company has determined that the conversion feature embedded in the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt. The excess of the derivative value over the face amount of the note is recorded immediately to interest expense at inception. The Company recorded $1,179,140 and $0 of interest expense for the six months ended December 31, 2017 and 2016, respectively, at the inception of the notes relating to the excess of derivative value over the face of the notes. The Company recorded $222,127 and $0 of interest expense for the years ended June 30, 2017 and 2016, respectively, at the inception of the notes relating to the excess of derivative value over the face of the notes.

During the six months ended December 31, 2017, the Company recorded a gain on extinguishment of debt of $1,200,092. This gain consists of the gain on the extinguishment of debt related to the legal settlement with a debt holder of $1,811,714, the gain on the assignment and subsequent amendment of a convertible note payable of $333,899, the loss on conversion of certain convertible notes payable involving derivative liabilities into stock, and the loss of $15,256 arising from the amendments of two notes payable with GHS, which eliminated the conversion features of both notes. During the six months ended December 31, 2016 there was no gain or loss on extinguishment of debt.

All tangible and intangible assets of the Company are pledged as security.